UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



      Report for the Calendar Year or Quarter Ended March 31, 2013

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     KSA Capital Management, LLC

Address:  4 Essex Avenue, 4th Floor
          Bernardsville, New Jersey 07924


13F File Number: 028-14083

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Daniel Khoshaba
Title:  Managing Member
Phone:  (908) 766-3331


Signature, Place and Date of Signing:


/s/ Daniel Khoshaba         Bernardsville, New Jersey          May 15, 2013
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

                                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       None

Form 13F Information Table Entry Total: 43

Form 13F Information Table Value Total: $208,293
                                       (thousands)


List of Other Included Managers:


None

                                                  FORM 13F INFORMATION TABLE
                                                 KSA Capital Management, LLC
                                                       March 31, 2013


COLUMN 1                      COLUMN 2           COLUMN 3   COLUMN 4       COLUMN 5      COLUMN 6     COLUMN 7       COLUMN 8
                                                             VALUE    SHS OR   SH/ PUT/  INVESTMENT   OTHER     VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS     CUSIP      (x$1000)  PRN AMT  PRN CALL  DISCRETION   MGRS     SOLE   SHARED   NONE
AEP INDS INC                  COM                001031103  66,506    926,140  SH          SOLE                926,140
AETNA INC NEW                 COM                00817Y108   5,108     99,924  SH          SOLE                 99,924
ALTRIA GROUP INC              COM                02209S103     980     28,500  SH          SOLE                 28,500
ASTRONICS CORP                COM                046433108   1,038     34,800  SH          SOLE                 34,800
AT&T INC                      COM                00206R102   1,651     45,000  SH          SOLE                 45,000
AVIS BUDGET GROUP             COM                053774105   8,315    298,773  SH          SOLE                298,773
BRIGGS & STRATTON CORP        COM                109043109   5,240    211,271  SH          SOLE                211,271
CABLEVISION SYS CORP          CL A NY CABLVS     12686C109   1,293     86,400  SH          SOLE                 86,400
CAMPBELL SOUP CO              COM                134429109   1,370     30,200  SH          SOLE                 30,200
CASTLE A M & CO               COM                148411101     137      7,800  SH          SOLE                  7,800
CHESAPEAKE ENERGY CORP        COM                165167107   1,388     68,000  SH          SOLE                 68,000
CHEVRON CORP NEW              COM                166764100   1,307     11,000  SH          SOLE                 11,000
COCA COLA CO                  COM                191216100   2,071     51,200  SH          SOLE                 51,200
CONOCOPHILLIPS                COM                20825C104   1,322     22,000  SH          SOLE                 22,000
DANA HLDG CORP                COM                235825205   6,460    362,322  SH          SOLE                362,322
DOW CHEM CO                   COM                260543103   2,054     64,500  SH          SOLE                 64,500
EMERSON ELEC CO               COM                291011104   2,570     46,000  SH          SOLE                 46,000
HASBRO INC                    COM                418056107   2,549     58,000  SH          SOLE                 58,000
HEWLETT PACKARD CO            COM                428236103   7,474    313,486  SH          SOLE                313,486
HOME DEPOT INC                COM                437076102   2,024     29,000  SH          SOLE                 29,000
ILLINOIS TOOL WKS INC         COM                452308109   2,194     36,000  SH          SOLE                 36,000
INTEL CORP                    COM                458140100   1,201     55,000  SH          SOLE                 55,000
ISHARES TR                    RUSSELL 2000       464287655  30,784    326,000      PUT     SOLE                326,000
JOHNSON & JOHNSON             COM                478160104   1,671     20,500  SH          SOLE                 20,500
KLA-TENCOR CORP               COM                482480100   1,371     26,000  SH          SOLE                 26,000
LINEAR TECHNOLOGY CORP        COM                535678106   1,420     37,000  SH          SOLE                 37,000
MCDONALDS CORP                COM                580135101   1,794     18,000  SH          SOLE                 18,000
MICROSOFT CORP                COM                594918104   1,430     50,000  SH          SOLE                 50,000
MONDELEZ INTL INC             CL A               609207105   1,151     37,600  SH          SOLE                 37,600
MOTOROLA SOLUTIONS INC        COM NEW            620076307   7,301    114,030  SH          SOLE                114,030
OWENS ILL INC                 COM NEW            690768403   6,004    225,284  SH          SOLE                225,284
PENTAIR LTD                   SHS                H6169Q108     107      2,044  SH          SOLE                  2,044
PEPSICO INC                   COM                713448108   1,131     14,300  SH          SOLE                 14,300
PINNACLE ENTMT INC            COM                723456109   2,525    172,680  SH          SOLE                172,680
PROCTER & GAMBLE CO           COM                742718109   1,210     15,700  SH          SOLE                 15,700
QUAD / GRAPHICS INC           COM CL A           747301109   4,927    205,819  SH          SOLE                205,819
TEXTRON INC                   COM                883203101   2,062     69,167  SH          SOLE                 69,167
THE ADT CORPORATION           COM                00101J106     918     18,750  SH          SOLE                 18,750
TRW AUTOMOTIVE HLDGS CORP     COM                87264S106   5,616    102,101  SH          SOLE                102,101
TYCO INTERNATIONAL LTD        SHS                H89128104   1,136     35,500  SH          SOLE                 35,500
TYSON FOODS INC               CL A               902494103   6,273    252,753  SH          SOLE                252,753
UNITED TECHNOLOGIES CORP      COM                913017109   2,616     28,000  SH          SOLE                 28,000
XYLEM INC                     COM                98419M100   2,594     94,113  SH          SOLE                 94,113




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